Note 7 - Inventories	12 Months Ended
Dec. 31, 2013
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
7.	INVENTORIES
  (In Thousands)
	December 31
	2013	2012

Finished goods	$2,153	$2,294
Work-in-process	1,725	1,851
Raw materials	3,339	3,772

	$7,217	$7,917